CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (77,700,292)
Changes in operating assets and liabilities:
Net Cash Used in Operations	(39,827,450)
Cash Flows from Investing Activities:
Net Cash Used in Investing Activities	(7,884,167)
Cash Flows from Financing Activities:
Net Cash Provided by Financing Activities	12,491,534
Net Change in Cash and Restricted Cash	(35,220,083)
Cash and Restricted Cash at Beginning of Period	39,902,947
Cash and Restricted Cash at End of Period	4,682,864
Foresight Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net income (loss)	(854,214)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	(922,550)
Interest earned on investments held in Trust Account	(14,504)
Transaction costs associated with initial public offering	234,419
Changes in operating assets and liabilities:
Prepaid expenses	(255,960)
Accounts payable and accrued expenses	372,616
Net Cash Used in Operations	(1,440,193)
Cash Flows from Investing Activities:
Investment of cash into trust Account	(316,250,000)
Net Cash Used in Investing Activities	(316,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units	309,924,999
Proceeds from sale of Private Placement Unit	8,325,000
Repayment of promissory note - related party	(275,000)
Payment of offering costs, including underwriting discount	(367,028)
Net Cash Provided by Financing Activities	317,607,971
Net Change in Cash and Restricted Cash	(82,222)
Cash and Restricted Cash at Beginning of Period	179,512
Cash and Restricted Cash at End of Period	97,290
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	15,450
Initial classification of Class A common stock subject to possible redemption	$ 316,250,000